Long-Term Debt (Schedule of Long-Term Debt) (Details) € in Millions, $ in Millions	Sep. 30, 2025 USD ($)	Sep. 26, 2025	Jun. 16, 2025 USD ($)	Jun. 16, 2025 EUR (€)	Dec. 31, 2024 USD ($)	May 21, 2024 USD ($)	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Total long-term debt	$ 18,142				$ 15,393		$ 13,445
Unamortized discount, premium and debt issuance costs	(184)				(159)		(151)
Total carrying amount of long-term debt	17,958				$ 15,234		13,294
Exchange rate					0.010357
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	15,895				$ 14,395		13,445
Euro-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 1,408				$ 518
Exchange rate	0.0011736				0.0010357
Canadian Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 359
Exchange rate	0.0007182
Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 17,662				$ 14,913		$ 13,445
Senior Notes due May 15, 2031 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt						$ 500
Senior Notes due May 15, 2031 [Member] | Euro-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 542				$ 542	$ 542
Interest rate	3.50%					5.371%
Effective Interest rate					5.371%	5.371%
Senior Notes due June 15, 2034 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt					$ 750
Interest rate					5.55%
Senior Notes due June 15, 2034 [Member] | Euro-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 805		$ 805	€ 700
Interest rate	3.625%
Effective Interest rate	5.4405%		5.4405%	5.4405%
Senior Notes due October 1, 2035 [Member] | Canadian Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 361
Interest rate	4.20%	5.022%
Credit Facility due February 21, 2027 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Variable rate unsecured long-term debt	$ 480				$ 480
Remeasurement Adjustment [Member] | Euro-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	61				(24)
Remeasurement Adjustment [Member] | Canadian Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	(2)
Revolving $500 Million Credit Facility [Member]
Debt Instrument [Line Items]
Variable rate unsecured long-term debt	$ 480
Revolving $500 Million Credit Facility [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Variable rate unsecured long-term debt					$ 480